Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
Revenue Recognized From Non-Monetary Exchanges
Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Seismic data library additions	$2,716	$709
Revenue recognized on specific data licenses or selections of data	578	827
Revenue recognized related to acquisition contracts	57	1,268
Revenue recognized related to Solutions	—	20

The activity related to non-monetary exchanges was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Seismic data library additions	$3,376	$10,215	$10,545
Revenue recognized on specific data licenses or selections of data	3,046	7,169	7,187
Revenue recognized related to acquisition contracts	5,452	2,274	2,677
Revenue recognized related to Solutions	20	71	—